Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
December 31, 2024

Dates Covered
Collections Period	12/01/24 - 12/31/24
Interest Accrual Period	12/16/24 - 01/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/24	349,914,148.62	21,386
Yield Supplement Overcollateralization Amount 11/30/24	22,459,482.61	0
Receivables Balance 11/30/24	372,373,631.23	21,386
Principal Payments	16,704,072.29	939
Defaulted Receivables	682,437.55	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/24	20,967,060.05	0
Pool Balance at 12/31/24	334,020,061.34	20,417

Pool Statistics	$ Amount	# of Accounts
Pool Factor	31.60%
Prepayment ABS Speed	1.28%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	7,624,351.22	308
Past Due 61-90 days	2,387,881.80	95
Past Due 91-120 days	598,461.83	27
Past Due 121+ days	0.00	0
Total	10,610,694.85	430

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.99%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.84%
Delinquency Trigger Occurred	NO

Recoveries	254,452.74
Aggregate Net Losses/(Gains) - December 2024	427,984.81
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.38%
Prior Net Losses/(Gains) Ratio	1.28%
Second Prior Net Losses/(Gains) Ratio	1.04%
Third Prior Net Losses/(Gains) Ratio	0.62%
Four Month Average	1.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.65%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.69%
Weighted Average Contract Rate, Yield Adjusted	8.79%
Weighted Average Remaining Term	38.01

Flow of Funds	$ Amount
Collections	18,421,617.97
Investment Earnings on Cash Accounts	21,100.05
Servicing Fee	(310,311.36)
Transfer to Collection Account	-
Available Funds	18,132,406.66

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	914,671.03
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	10,812,734.23
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,164,854.85

Total Distributions of Available Funds	18,132,406.66

Servicing Fee	310,311.36
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 12/16/24	344,832,795.57
Principal Paid	15,894,087.28
Note Balance @ 01/15/25	328,938,708.29

Class A-1
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-2
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-3
Note Balance @ 12/16/24	200,652,795.57
Principal Paid	15,894,087.28
Note Balance @ 01/15/25	184,758,708.29
Note Factor @ 01/15/25	73.0560333%

Class A-4
Note Balance @ 12/16/24	98,700,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	98,700,000.00
Note Factor @ 01/15/25	100.0000000%

Class B
Note Balance @ 12/16/24	30,350,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	30,350,000.00
Note Factor @ 01/15/25	100.0000000%

Class C
Note Balance @ 12/16/24	15,130,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	15,130,000.00
Note Factor @ 01/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,073,464.53
Total Principal Paid	15,894,087.28
Total Paid	16,967,551.81

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.66000%
Interest Paid	611,991.03
Principal Paid	15,894,087.28
Total Paid to A-3 Holders	16,506,078.31

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0609663
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.7090348
Total Distribution Amount	16.7700011

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.4198934
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	62.8473202
Total A-3 Distribution Amount	65.2672136

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	680.30
Noteholders' Principal Distributable Amount	319.70

Account Balances	$ Amount
Reserve Account
Balance as of 12/16/24	5,058,901.50
Investment Earnings	18,841.13
Investment Earnings Paid	(18,841.13)
Deposit/(Withdrawal)	-
Balance as of 01/15/25	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,348,388.37	$3,771,889.22	$5,898,558.25
Number of Extensions	136	157	237
Ratio of extensions to Beginning of Period Receivables Balance	0.90%	0.97%	1.44%